Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 28, 2011
Touchstone Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Tax-Free Money Market Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Touchstone Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-28
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax. High-quality, short-term municipal obligations are obligations rated within the two highest rating categories, with maturities of 397 days or less and that are rated in one of the two highest short-term rating categories or determined by the investment adviser to be of comparable quality.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in private activity bonds and industrial development bonds, which may be backed only by nongovernmental entities. Under normal circumstances, the Fund will limit its investment in securities whose income is subject to the alternative minimum tax to less than 20% of its assets. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

• Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

• Tax-exempt notes

• Tax-exempt commercial paper

• Floating and variable rate municipal obligations

• When-issued obligations

• Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.
The Fund will hold at least 30% of its total assets in "Weekly Liquid Assets."
"Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
1940 designed to help it maintain a constant share price of $1.00 per share.

Risk, Heading	rr_RiskHeading	The Key Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield. The Fund is subject to the principal risks summarized below.

• Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.

• Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

• Manager Risk: The Fund's yield may decrease if the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect.

• Market Disruption Risk: During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

• Municipal Securities Risk: The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, the ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the
  Fund's shares to decrease to a price less than $1.00 per share.

• Rating Agency Risk: Ratings represent a rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to timely update credit ratings in response to subsequent events. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

• Sector Focus Risk: A Fund that focuses its investments in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) is subject to the risk that adverse circumstances will have a greater impact on the
  Fund than a fund that does not focus its investments.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Tax-Free Money Market Fund - Class A Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:
2nd Quarter 2001 0.79%

Worst Quarter:
4th Quarter 2010 0.00%

The year-to-date return of the Fund's Class A shares as of September 30, 2011 is
0.01%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2010
Touchstone Tax-Free Money Market Fund (Prospectus Summary) | Touchstone Tax-Free Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Touchstone Tax-Free Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	621
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,406
Annual Return 2001	rr_AnnualReturn2001	2.69%
Annual Return 2002	rr_AnnualReturn2002	1.31%
Annual Return 2003	rr_AnnualReturn2003	0.53%
Annual Return 2004	rr_AnnualReturn2004	0.67%
Annual Return 2005	rr_AnnualReturn2005	1.75%
Annual Return 2006	rr_AnnualReturn2006	2.71%
Annual Return 2007	rr_AnnualReturn2007	2.88%
Annual Return 2008	rr_AnnualReturn2008	1.77%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Tax-Free Money Market Fund - Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.45%
Touchstone Tax-Free Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,491
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Tax-Free Money Market Fund - Class S
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2003

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.89% and 0.90% for Class A shares and Class S shares, respectively. This expense limitation will remain in effect until at least October 28, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.